Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.24%
New Jersey–88.85%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,496,686
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,628,355
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	3,111,576
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,940,542
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,200,631
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	983,219
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	487,625
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	740,145
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	138,121
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	2,535	2,646,411
Jersey City Municipal Utilities Authority; Series 2026 D, RB (INS - BAM)(a)	5.00%	10/15/2051	1,600	1,697,103
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	7,310	7,619,435
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(d)(e)	5.00%	08/15/2053	8,000	8,338,643
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(f)	5.50%	09/01/2030	20	20,041
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(f)	6.50%	04/01/2031	90	92,748
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,840,294
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,049,572
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,042,944
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,557,387
New Jersey (State of) Economic Development Authority (Central Jersey College Prep Charter School);
Series 2025, RB	5.00%	11/01/2045	675	686,612
Series 2025, RB	5.13%	11/01/2055	800	789,756
Series 2025, RB	5.25%	11/01/2060	1,390	1,384,523
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	1,660	1,662,131
Series 2012, RB(f)	5.75%	09/15/2027	5,790	5,800,085
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	351,712
Series 2018 A, RB	5.00%	07/01/2050	1,000	941,752
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,081,146
Series 2018 A, RB(b)	6.50%	11/01/2052	2,600	2,658,554
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017, RB(b)	5.25%	07/01/2037	1,215	1,215,705
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(b)	6.00%	10/01/2034	470	470,470
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,751,710
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	996,011
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,445,729
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,875	3,879,154
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	5,465	5,828,678
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,357,733
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(f)	5.00%	10/01/2047	$7,290	$7,300,958
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,046,849
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	40	40,123
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,010,524
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School);
Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	1,993,599
Series 2017, Ref. RB(b)	5.00%	09/01/2037	1,120	1,127,690
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(f)	5.38%	01/01/2043	8,650	8,659,659
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(f)	5.00%	06/15/2037	1,515	1,515,324
Series 2012 A, RB(f)	5.13%	06/15/2043	3,250	3,250,395
New Jersey (State of) Educational Facilities Authority; Series 2015 A, Ref. RB	5.00%	07/01/2040	900	879,952
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,345	1,342,574
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,570,177
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,438,422
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,086,676
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,028,552
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,073,359
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,634,851
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group);
Series 2024 A, Ref. RB	4.13%	07/01/2054	3,650	3,423,570
Series 2024 A, Ref. RB	5.25%	07/01/2054	5,390	5,676,642
Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,132,212
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group); Series 2017, RB	5.00%	07/01/2042	3,445	3,487,859
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2026, Ref. RB	5.50%	07/01/2043	2,250	2,578,488
Series 2026, VRD RB (LOC - TD Bank, N.A.)(h)(i)	1.50%	07/01/2061	9,000	9,000,000
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	3,785	3,790,627
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(f)	3.63%	12/01/2049	1,000	784,245
Series 2021 C, RB(f)	3.25%	12/01/2051	500	354,226
Series 2023 B, RB(f)	4.00%	12/01/2044	1,720	1,665,775
Series 2023 C, RB(f)	5.00%	12/01/2053	2,000	1,956,972
Series 2024 C, RB(f)	5.25%	12/01/2054	2,050	2,066,286
Series 2025, Ref. RB(f)	5.50%	12/01/2055	1,000	1,012,618
Series 2026, Ref. RB(f)	4.25%	12/01/2046	4,000	4,013,840
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	846,572
Series 2018 BB, Ref. RB(f)	3.80%	10/01/2032	765	765,212
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	425,081
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	679,879
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	359,682
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,245	2,420,867
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,245	3,247,004
Series 2024 K, RB	6.00%	10/01/2055	4,545	4,898,448
Series 2025 A, RB	4.95%	11/01/2055	1,300	1,312,292
Series 2025 M, RB	5.15%	10/01/2055	1,505	1,536,585
Series 2025 M, RB	6.50%	04/01/2056	2,975	3,311,425
Subseries 2024 D-1, RB (CEP - GNMA)	5.20%	11/01/2055	2,000	2,051,059
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Infrastructure Bank (Social Bonds);
Series 2026 A-1, RB	5.00%	09/01/2051	$1,880	$2,012,343
Series 2026 A-1, RB	5.00%	09/01/2055	1,870	1,982,204
New Jersey (State of) Institute of Technology; Series 2025 A, Ref. RB (INS - BAM)(a)	5.25%	07/01/2055	2,250	2,415,980
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	12,000	7,885,166
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,243,625
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,113,899
Series 2018 A, Ref. RB	4.25%	12/15/2038	3,790	3,814,416
Series 2020 AA, RB	4.00%	06/15/2045	3,350	3,203,793
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,991,095
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,253,357
Series 2024 CC, RB	5.25%	06/15/2050	6,500	6,846,537
Series 2024 CC, RB	4.13%	06/15/2055	6,395	5,854,225
Series 2024 CC, RB	5.25%	06/15/2055	15,000	15,725,925
Series 2025, RB(e)	5.00%	06/15/2055	7,000	7,192,184
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,994,016
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,160,825
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,198,721
Series 2024 C, Ref. RB	5.00%	01/01/2045	3,000	3,212,251
Series 2025 A, RB	5.25%	01/01/2050	5,000	5,382,836
Series 2025 A, RB	5.25%	01/01/2055	2,500	2,670,155
Series 2025, RB(d)(e)	5.25%	01/01/2055	5,000	5,340,309
Series 2027 A, Ref. RB	5.00%	01/01/2034	1,000	1,111,848
Newark (City of), NJ Housing Authority; Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,002,793
Newark (City of), NJ Parking Authority (The) (Parking Facility/Office);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	390,334
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	512,642
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	1,020,517
Series 2024, RB	5.00%	01/01/2055	1,000	953,871
Series 2024, RB	5.00%	01/01/2060	700	649,172
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	2,000	2,018,286
Series 2023, RB	5.50%	07/01/2058	2,000	2,025,990
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	1,008,119
Series 2025, RB	5.00%	07/01/2044	750	760,902
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGI)(a)	4.00%	12/01/2053	3,000	2,880,320
South Jersey Port Corp.; Series 2017 B, RB(f)	5.00%	01/01/2048	6,000	6,009,749
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,807,824
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	931,526
Series 2022 A, RB	4.63%	11/01/2047	1,000	997,927
Series 2022 A, RB	5.25%	11/01/2052	8,575	8,893,900
Series 2022, RB	4.50%	11/01/2042	2,000	2,048,366
Series 2022, RB (INS - BAM)(a)	5.25%	11/01/2052	2,100	2,187,577
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(e)	5.25%	03/01/2054	10,000	10,670,808
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2035	730	752,980
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,235	13,135,831
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,125	3,129,106
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,870	3,761,815
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(f)	5.00%	03/01/2028	35	35,063
				352,921,217
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–7.83%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(f)	5.00%	11/01/2049	$7,130	$7,238,219
Series 2020 221, RB(f)	4.00%	07/15/2045	4,000	3,796,674
Series 2022, RB(f)	5.00%	01/15/2052	5,000	5,091,679
Series 2025, Ref. RB	5.25%	10/15/2055	5,500	5,899,165
Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	5,000	5,367,334
Two Hundred Thirty Fourth Series 2022, Ref. RB(f)	5.50%	08/01/2052	2,000	2,104,746
Two Hundred Twenty Three Series 2021, Ref. RB(f)	4.00%	07/15/2041	1,635	1,605,505
				31,103,322
Puerto Rico–6.59%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,210,148
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	199,223
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	237,826
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	242,107
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	212,613
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	190,204
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	161,762
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	205,218
Subseries 2022, RN(c)	0.00%	11/01/2043	140	96,463
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	146	142,752
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $15,308)(g)	6.63%	01/01/2027	14	14,460
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $123,250)(g)	6.63%	01/01/2028	111	110,123
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,684,242
Series 2018 A-1, RB	5.00%	07/01/2058	7,500	7,411,456
Series 2019 A-2, RB	4.54%	07/01/2053	60	55,992
				26,174,589
Guam–1.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,990,094
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,500	2,604,790
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(f)	5.75%	09/01/2031	10	10,033
				4,604,917
Virgin Islands–0.81%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	590,082
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,519,019
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	1,000	1,012,069
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,961
Series 2007 A, RB	5.00%	07/01/2027	85	82,505
				3,218,636
Total Municipal Obligations (Cost $412,045,591)				418,022,681
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			2,563	0
TOTAL INVESTMENTS IN SECURITIES(k)–105.24% (Cost $412,045,591)				418,022,681
FLOATING RATE NOTE OBLIGATIONS–(5.67)%
Notes with interest and fee rates ranging from 2.77% to 2.92% at 05/31/2026 and contractual maturities of collateral ranging from 08/15/2053 to 06/15/2055(l)				(22,505,000)
OTHER ASSETS LESS LIABILITIES–0.43%				1,674,179
NET ASSETS–100.00%				$397,191,860
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $20,865,915, which represented 5.25% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,752,500. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Security subject to the alternative minimum tax.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $1,681,970, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $31,541,944 are held by TOB Trusts and serve as collateral for the $22,505,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$418,022,681	$—	$418,022,681
Preferred Stocks	—	—	0	0
Total Investments	$—	$418,022,681	$0	$418,022,681
Invesco New Jersey Municipal Fund